Consolidated Statement of Profit or Loss and Other Comprehensive Loss ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($) $ / shares	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2020 INR (₨) ₨ / shares
Revenue
Rendering of services	$ 23,954	₨ 1,817,392	₨ 1,097,862	₨ 6,265,274
Other revenue	2,267	171,984	173,406	994,081
Total revenue	26,221	1,989,376	1,271,268	7,259,355
Other income	2,091	158,648	132,045	159,631
Service cost	2,099	159,284	22,276	2,922,929
Personnel expenses	13,469	1,021,881	778,915	1,777,273
Marketing and sales promotion expenses	1,636	124,147	79,584	196,209
Other operating expenses	11,774	893,313	978,315	2,259,261
Depreciation and amortization	4,062	308,153	749,480	666,369
Impairment of goodwill			264,909	221,999
Impairment of loan to joint venture	958	72,719
Results from operations	(5,686)	(431,473)	(1,470,166)	(625,054)
Share of loss of joint venture	549	41,616	(3,962)	(10,784)
Finance income	630	47,816	81,604	58,641
Finance cost	(1,324)	(100,453)	(117,252)	(193,287)
Listing and related expenses	(736)	(55,818)
Change in fair value of warrants gain	432	32,756	378,994	94
Loss before taxes	(6,135)	(465,556)	(1,130,782)	(770,390)
Tax expense	(223)	(16,906)	(64,096)	(69,805)
Loss for the period	(6,358)	(482,462)	(1,194,878)	(840,195)
Items not to be reclassified to profit or loss in subsequent periods (net of taxes)
Remeasurement (loss)/gain on defined benefit plan	(2)	(247)	2,224	24,515
Items that are or may be reclassified subsequently to profit or loss (net of taxes)
Foreign currency translation differences loss	(73)	(5,640)	(4,552)	(28,658)
Other comprehensive loss for the period, net of tax	(75)	(5,887)	(2,328)	(4,143)
Total comprehensive loss for the period, net of tax	(6,433)	(488,349)	(1,197,206)	(844,338)
Loss attributable to:
Owners of the Parent Company	(6,297)	(477,850)	(1,177,343)	(833,808)
Non-controlling interest	(61)	(4,612)	(17,535)	(6,387)
Total comprehensive loss attributable to:
Owners of the Parent Company	(6,372)	(483,733)	(1,179,701)	(838,302)
Non-controlling interest	(61)	(4,616)	(17,505)	(6,036)
Total comprehensive loss for the period	$ (6,433)	₨ (488,349)	₨ (1,197,206)	₨ (844,338)
Loss per share
Basic | (per share)	$ (0.10)	₨ (7.66)	₨ (20.38)	₨ (17.94)
Diluted | (per share)	$ (0.10)	₨ (7.66)	₨ (20.42)	₨ (17.94)